FAIR VALUE MEASUREMENTS - Unobservable inputs (Details) - Aurora Acquisition Corp - Private Placement Warrants - Fair Value, Inputs, Level 3	3 Months Ended
	Mar. 31, 2023	Jun. 30, 2023 $ / shares Y	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Y	Dec. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares Y	Mar. 08, 2021	Mar. 08, 2021 $ / shares	Mar. 08, 2021 Y	Mar. 08, 2021 USD ($)
FAIR VALUE MEASUREMENTS
Public Warrants expiration term			5 years
Minimum
FAIR VALUE MEASUREMENTS
Period until the expected close of the transaction, considered for determination of expected term	3 months
Maximum
FAIR VALUE MEASUREMENTS
Period until the expected close of the transaction, considered for determination of expected term	6 months
Stock price
FAIR VALUE MEASUREMENTS
Measurement input, derivatives		10.45			10.09			9.90		10.02
Strike price
FAIR VALUE MEASUREMENTS
Measurement input, derivatives		11.50			11.50			11.50		11.50
Probability of completing a business combination
FAIR VALUE MEASUREMENTS
Measurement input, derivatives		0.6000		0.4000				1.0000	0.9000
Remaining term (in years)
FAIR VALUE MEASUREMENTS
Measurement input, derivatives		1.13		0.0289		2.89	2.89	5.00			5.5	5.50
Volatility
FAIR VALUE MEASUREMENTS
Measurement input, derivatives		0.0500		0.0300				0.2200	0.1500
Risk-free rate
FAIR VALUE MEASUREMENTS
Measurement input, derivatives		0.0526		0.0420				0.0126	0.0096
Fair value of warrants
FAIR VALUE MEASUREMENTS
Measurement input, derivatives		0.06			0.07			1.59		0.86